Segment Information - Schedule of Company’s Performance and Making Key Decisions Regarding Resource Allocation (Details) - NorthView Acquisition Corp [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Condensed Income Statements, Captions [Line Items]
Trust Account	$ 1,935,561		$ 1,935,561		$ 8,330,835
Cash					16,204
Restricted Cash	1,751		1,751
Formation and operating costs	967,084	$ 253,130	1,550,665	$ 723,971
Interest income earned on cash and marketable securities held in Trust Account	$ 15,159	$ 108,520	$ 95,084	$ 225,184	$ 425,416	$ 2,248,538